Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Income (loss) for the year	$ 45,770	$ (26,278)
Adjustments for:
Interest and accretion	6,723	1,296
Loss on early settlement of project loan	13,219
Income tax expense	32,628
Income taxes paid	(3,150)
Interest income received	2,167	458
Payment of cash settled RSUs and DSUs	(2,049)
Adjustments for items not affecting cash:
Depreciation and depletion	15,230	154
Share based payments	2,447	2,329
Unrealized foreign exchange loss (gain)	(1,862)	3,921
Other	(31)	23
Cash provided by (used in) operating activities before changes in non-cash working capital	111,092	(18,097)
Changes in non-cash working capital	(15,781)	(6,645)
Cash provided by (used in) operating activities	95,311	(24,742)
INVESTING ACTIVITIES
Purchase of plant and equipment	(5,726)	(3,302)
Deposits and other payments on long term assets	(855)
Mineral properties and related construction	(12,252)	(92,939)
Payment pursuant to the Layback Agreement	(15,000)
Acquisition of Gold Standard, net of cash received	(1,226)
Restricted cash and environmental bonding	3,176	(979)
Value added taxes received	18,527	(16,046)
Cash provided by (used in) investing activities	(13,356)	(113,266)
FINANCING ACTIVITIES
Advances received on (payments of) the Camino Rojo project loan	(127,500)	50,000
Proceeds from issuance of common shares, net of issuance costs	(261)	33,442
Payment of the Newmont loan	(10,836)
Advances received from Credit Facility	130,000
Principal repayments of the Credit Facility	(5,550)
Proceeds from exercise of stock options and warrants	20,024	14,754
Transaction costs related to financing facilities	(1,866)	(289)
Interest paid	(8,816)	(11,307)
Lease payments	(574)	(649)
Cash provided by financing activities	(5,379)	85,951
Effects of exchange rate changes on cash	(814)	393
Net increase (decrease) in cash	75,762	(51,664)
Cash, beginning of period	20,516	72,180
CASH, END OF YEAR	$ 96,278	$ 20,516